UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01682)

Exact name of registrant as specified in charter: Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
4/30/09 (Unaudited)

COMMON STOCKS (95.2%)(a)
	Shares	Value

Aerospace and defense (2.6%)
Boeing Co. (The)	72,900	$2,919,645
Goodrich Corp.	243,846	10,797,501
Lockheed Martin Corp.	197,500	15,509,675
Raytheon Co.	617,800	27,943,094
United Technologies Corp.	229,300	11,199,012
		68,368,927

Airlines (0.7%)
Continental Airlines, Inc. Class B (NON)	789,800	8,308,696
Delta Air Lines, Inc. (NON)	1,034,800	6,384,716
UAL Corp. (NON)	961,300	4,729,596
		19,423,008

Automotive (0.3%)
Navistar International Corp. (NON)	231,400	8,746,920
		8,746,920

Beverage (0.6%)
Coca-Cola Co. (The)	112,100	4,825,905
PepsiCo, Inc.	226,900	11,290,544
		16,116,449

Biotechnology (4.4%)
Amgen, Inc. (NON)	1,039,300	50,374,871
Genzyme Corp. (NON)	1,154,600	61,574,818
Sequenom, Inc. (NON)	504,500	1,826,290
		113,775,979

Broadcasting (2.5%)
CBS Corp. Class B	887,918	6,250,943
Liberty Media Corp. Class A (NON)	1,241,193	30,223,050
Liberty Media Corp. - Capital Ser. A (NON)	1,843,477	21,568,681
Sirius XM Radio, Inc. (NON)	18,279,730	7,118,127
		65,160,801

Building materials (0.4%)
Masco Corp.	606,300	5,371,818
Owens Corning, Inc. (NON)	225,500	4,036,450
		9,408,268

Cable television (3.9%)
Comcast Corp. Class A	558,500	8,634,410
DIRECTV Group, Inc. (The) (NON)	410,600	10,154,138
DISH Network Corp. Class A (NON)	1,235,260	16,367,195
Time Warner Cable, Inc.	2,054,708	66,223,239
		101,378,982

Chemicals (2.2%)
Dow Chemical Co. (The)	526,000	8,416,000
FMC Corp.	236,420	11,520,747
Monsanto Co.	369,700	31,383,833
Potash Corp. of Saskatchewan, Inc. (Canada)	62,500	5,405,625
		56,726,205

Combined utilities (0.4%)
El Paso Corp.	1,609,200	11,103,480
		11,103,480

Commercial and consumer services (2.2%)
Alliance Data Systems Corp. (NON)	1,350,580	56,548,785
		56,548,785

Communications equipment (4.8%)
Cisco Systems, Inc. (NON)	2,641,700	51,037,644
Corning, Inc.	301,800	4,412,316
Nokia OYJ ADR (Finland)	308,000	4,355,120
Qualcomm, Inc.	1,254,600	53,094,672
Research in Motion, Ltd. (Canada) (NON)	159,600	11,092,200
		123,991,952

Computers (6.7%)
Apple, Inc. (NON)	859,900	108,201,217
Elpida Memory, Inc. (Japan) (NON)	776,400	8,274,306
EMC Corp. (NON)	605,200	7,583,156
Hewlett-Packard Co.	870,800	31,331,384
NetApp, Inc. (NON)	714,000	13,066,200

Palm, Inc. (NON)	192,516	2,019,493
Seagate Technology	606,500	4,949,040
		175,424,796

Conglomerates (0.5%)
Honeywell International, Inc.	391,500	12,218,715
		12,218,715

Consumer finance (1.6%)
Mastercard, Inc. Class A	222,700	40,854,315
		40,854,315

Consumer goods (2.4%)
Avon Products, Inc.	707,700	16,107,252
Colgate-Palmolive Co.	220,200	12,991,800
Estee Lauder Cos., Inc. (The) Class A	953,739	28,516,796
Newell Rubbermaid, Inc.	568,100	5,936,645
		63,552,493

Electrical equipment (0.7%)
Siemens AG ADR (Germany)	256,000	17,134,080
		17,134,080

Electronics (2.2%)
Broadcom Corp. Class A (NON)	510,600	11,840,814
Intel Corp.	211,600	3,339,048
Micron Technology, Inc. (NON)	3,708,500	18,097,480
National Semiconductor Corp.	530,100	6,557,337
NVIDIA Corp. (NON)	891,300	10,232,124
Texas Instruments, Inc.	355,000	6,411,300
		56,478,103

Energy (oil field) (3.8%)
Halliburton Co.	1,221,800	24,704,796
National-Oilwell Varco, Inc. (NON)	96,003	2,906,971
Smith International, Inc.	676,500	17,487,525
Transocean, Ltd. (Switzerland) (NON)	76,700	5,175,716
Weatherford International, Ltd. (NON)	2,857,200	47,515,236
		97,790,244

Energy (other) (1.7%)
First Solar, Inc. (NON)	233,500	43,732,215
		43,732,215

Engineering and construction (0.3%)
KBR, Inc.	440,600	6,882,172
		6,882,172

Financial (0.4%)
Deutsche Bank AG (Germany)	104,600	5,484,178
Fortress Investment Group LLC Class A	177,175	613,026
Intercontinental Exchange, Inc. (NON)	59,200	5,185,920
		11,283,124

Gaming and lottery (0.1%)
International Game Technology	223,567	2,761,052
		2,761,052

Health-care services (3.8%)
AmerisourceBergen Corp.	130,600	4,393,384
Cardinal Health, Inc.	105,568	3,567,143
Express Scripts, Inc. (NON)	492,738	31,520,450
McKesson Corp.	608,700	22,521,900
Medco Health Solutions, Inc. (NON)	508,500	22,145,175
Omnicare, Inc.	185,500	4,769,205
WellPoint, Inc. (NON)	217,000	9,278,920
		98,196,177

Homebuilding (0.5%)
D.R. Horton, Inc.	319,500	4,169,475
NVR, Inc. (NON)	4,300	2,173,091
Pulte Homes, Inc.	379,000	4,362,290
Toll Brothers, Inc. (NON)	93,100	1,886,206
		12,591,062

Insurance (2.8%)
ACE, Ltd.	465,700	21,571,224
Aflac, Inc.	1,032,584	29,831,352
RenaissanceRe Holdings, Ltd.	193,200	9,401,112
XL Capital, Ltd. Class A	1,406,200	13,372,962
		74,176,650

Investment banking/Brokerage (2.0%)
Goldman Sachs Group, Inc. (The)	317,271	40,769,324

Morgan Stanley	223,600	5,285,904
Och-Ziff Capital Management Group Class A	515,300	3,833,832
State Street Corp.	104,300	3,559,759
		53,448,819

Lodging/Tourism (0.9%)
Las Vegas Sands Corp. (NON)	338,800	2,649,416
Wyndham Worldwide Corp.	1,868,090	21,819,291
		24,468,707

Machinery (0.3%)
Alstom SA (France)	141,987	8,894,172
		8,894,172

Manufacturing (0.2%)
Flowserve Corp.	77,800	5,282,620
		5,282,620

Media (1.8%)
News Corp., Ltd. (The) Class A	804,500	6,645,170
Time Warner, Inc.	303,033	6,615,210
Viacom, Inc. Class B (NON)	341,013	6,561,090
Virgin Media, Inc.	3,348,423	25,849,826
		45,671,296

Medical technology (4.8%)
Becton, Dickinson and Co.	43,900	2,655,072
Boston Scientific Corp. (NON)	6,849,300	57,602,613
Hologic, Inc. (NON)	1,883,900	27,994,754
Hospira, Inc. (NON)	691,900	22,742,753
Medtronic, Inc.	456,700	14,614,400
		125,609,592

Metals (1.7%)
ArcelorMittal Class A (NY Shares) (Luxembourg)	513,147	12,100,006
Companhia Vale do Rio Doce (CVRD) ADR (Brazil)	569,900	9,409,049
Freeport-McMoRan Copper & Gold, Inc. Class B	222,200	9,476,830
Lihir Gold, Ltd. (Papua New Guinea) (NON)	1,583,559	3,413,903
Rio Tinto PLC ADR (United Kingdom)	27,500	4,481,125
Timminco, Ltd. (Canada) (NON)	519,143	761,781
United States Steel Corp.	95,600	2,538,180
Xstrata PLC (United Kingdom)	328,785	2,894,611
		45,075,485

Oil and gas (4.6%)
Chevron Corp.	429,000	28,356,900
Hess Corp.	51,127	2,801,248
Noble Energy, Inc.	152,200	8,637,350
Occidental Petroleum Corp.	719,600	40,506,284
Petroleo Brasileiro SA ADR (Brazil)	326,500	10,960,605
Ultra Petroleum Corp. (NON)	339,200	14,517,760
XTO Energy, Inc.	389,200	13,489,672
		119,269,819

Pharmaceuticals (4.9%)
Abbott Laboratories	312,400	13,073,940
Pfizer, Inc.	3,544,400	47,353,184
Schering-Plough Corp.	975,200	22,449,104
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	56,026	2,458,981
Wyeth	974,200	41,306,080
		126,641,289

Power producers (1.6%)
AES Corp. (The) (NON)	5,960,033	42,137,433
		42,137,433

Regional Bells (2.1%)
Qwest Communications International, Inc.	13,972,083	54,351,403
		54,351,403

Retail (5.2%)
CVS Caremark Corp.	2,278,761	72,419,025
Gap, Inc. (The)	917,900	14,264,166
Hanesbrands, Inc. (NON)	702,200	11,558,212
Herbalife, Ltd. (Cayman Islands)	526,800	10,441,176
Macy's, Inc.	1,566,908	21,435,301
Staples, Inc.	149,400	3,080,628
Urban Outfitters, Inc. (NON)	148,600	2,896,214
		136,094,722

Semiconductor (1.0%)
Atmel Corp. (NON)	2,486,500	9,548,160
Formfactor, Inc. (NON)	215,999	3,764,863
Maxim Integrated Products, Inc.	341,700	4,630,035
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	545,200	5,762,764

Varian Semiconductor Equipment (NON)	119,100	3,047,769
		26,753,591

Software (3.3%)
Electronic Arts, Inc. (NON)	244,100	4,967,435
Microsoft Corp.	2,938,100	59,525,906
Oracle Corp.	790,000	15,278,600
Parametric Technology Corp. (NON)	653,900	7,290,985
		87,062,926

Technology (0.1%)
ON Semiconductor Corp. (NON)	463,200	2,510,544
		2,510,544

Technology services (1.3%)
Google, Inc. Class A (NON)	24,600	9,740,862
Yahoo!, Inc. (NON)	1,686,100	24,094,369
		33,835,231

Telecommunications (2.8%)
Comverse Technology, Inc. (NON)	2,185,000	15,622,750
EchoStar Corp. Class A (NON)	331,900	5,250,658
Motorola, Inc.	834,400	4,614,232
Sprint Nextel Corp. (NON)	2,736,200	11,929,832
Telefonica SA (Spain)	1,188,265	22,613,601
Vodafone Group PLC (United Kingdom)	1,805,306	3,321,278
Vodafone Group PLC ADR (United Kingdom)	465,094	8,534,475
		71,886,826

Textiles (0.5%)
Coach, Inc. (NON)	535,700	13,124,650
		13,124,650

Tobacco (1.3%)
Lorillard, Inc.	444,800	28,080,224
Philip Morris International, Inc.	136,600	4,944,920
		33,025,144

Toys (2.3%)
Nintendo Co., Ltd. ADR (Japan)	1,774,838	59,723,299
		59,723,299

Total common stocks (cost $2,421,205,331)		$2,478,692,522
INVESTMENT COMPANIES (2.8%)(a)
	Shares	Value

iShares MSCI Emerging Markets Index Fund	576,400	$16,513,860
iShares MSCI Taiwan Index Fund	868,700	8,878,114
KKR Private Equity Investors LP (Unit) (NON)	8,579,994	28,770,106
SPDR S&P Homebuilders ETF	1,386,900	18,806,364

Total investment companies (cost $58,654,438)		$72,968,444

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Aflac, Inc. (Call)	Aug-09/$15.00	284,480	$4,029,972
Alliance Data Systems Corp. (Call)	Jan-10/30.00	120,768	1,839,236
Roche Holding AG (Call)	May-09/CHF 165.00	349,200	32,412

Total purchased options outstanding (cost $3,201,466)			$5,901,620

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011		$2,852,000	$1,397,480
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014		3,864,000	1,569,750

Total convertible bonds and notes (cost $2,811,049)			$2,967,230

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.		58,409	$1,843,534

Total convertible preferred stocks (cost $2,096,918)			$1,843,534

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Citigroup, Inc. Ser. AA, $2.03 pfd.		103,043	$1,832,105

Total preferred stocks (cost $2,089,310)			$1,832,105

SHORT-TERM INVESTMENTS (0.5%)(a)
		Principal amount/	Value
		shares

U.S. Treasury Bills for an effective yield of 0.701%,
December 17, 2009		$1,802,000	$1,794,752

Putnam Money Market Liquidity Fund (e)	12,196,433	12,196,433

Total short-term investments (cost $13,991,185)		$13,991,185

TOTAL INVESTMENTS

Total investments (cost $2,504,049,697) (b)		$2,578,196,640

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/09 (aggregate face value $52,651,838) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Euro	$28,991,861	$29,444,726	5/20/09	$452,865
Japanese Yen	23,435,218	23,207,112	5/20/09	(228,106)

Total				$224,759

Key to holding's currency abbreviations

CHF Swiss Franc

NOTES

(a) Percentages indicated are based on net assets of $2,604,605,368.

(b) The aggregate identified cost on a tax basis is $2,504,106,569, resulting in gross unrealized appreciation and depreciation of $323,018,870 and $248,928,799, respectively, or net unrealized appreciation of $74,090,071.

(NON) Non-income-producing security.

At April 30, 2009, liquid assets totaling $6,126,379 have been designated as collateral for open forward contracts and options contracts

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At April 30, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of April 30, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At April 30, 2009, the fund had net unrealized gains of $224,759 and net unrealized losses of $- on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $630,622 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $92,394,233 and $287,501,451, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,688 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $68,966,465 and $56,770,032, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$2,487,507,527	$--

Level 2	90,689,113	224,759

Level 3	--	--

Total	$2,578,196,640	$224,759

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of April 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$466,448	$241,689

Equity contracts	3,963,997	1,263,843

Total	$4,430,445	$1,505,532

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009